Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

July 31, 2019

USY-QTLY-0919
1.9883817.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 1.8%
CenturyLink, Inc. (a)	12,485	$150,944
Verizon Communications, Inc.	53,186	2,939,590
		3,090,534
Entertainment - 3.2%
Electronic Arts, Inc. (b)	3,858	356,865
Netflix, Inc. (b)	5,620	1,815,204
The Walt Disney Co.	23,168	3,313,256
		5,485,325
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (b)	3,862	4,704,688
Class C (b)	4,038	4,912,954
TripAdvisor, Inc. (a)(b)	1,355	59,823
		9,677,465
Media - 0.5%
Discovery Communications, Inc.:
Class A (a)(b)	2,061	62,469
Class C (non-vtg.) (a)(b)	4,596	129,791
Liberty Broadband Corp. Class C (b)	1,374	136,727
Liberty Global PLC:
Class A (b)	2,435	64,941
Class C (b)	6,376	166,031
Omnicom Group, Inc. (a)	2,883	231,274
		791,233

TOTAL COMMUNICATION SERVICES		19,044,557

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.2%
Aptiv PLC	3,347	293,365
BorgWarner, Inc.	2,678	101,228
		394,593
Automobiles - 0.3%
Harley-Davidson, Inc.	2,058	73,635
Tesla, Inc. (a)(b)	1,668	403,005
		476,640
Distributors - 0.2%
Genuine Parts Co.	1,876	182,197
LKQ Corp. (b)	4,088	110,090
		292,287
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	2,653	73,462
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	3,165	114,541
Darden Restaurants, Inc.	1,592	193,524
Domino's Pizza, Inc.	498	121,776
Hilton Worldwide Holdings, Inc.	3,584	346,035
McDonald's Corp.	9,851	2,075,803
Norwegian Cruise Line Holdings Ltd. (b)	2,797	138,284
Royal Caribbean Cruises Ltd.	2,291	266,535
Starbucks Corp.	16,009	1,515,892
Vail Resorts, Inc.	516	127,204
		4,899,594
Household Durables - 0.3%
Garmin Ltd.	1,703	133,839
Mohawk Industries, Inc. (b)	793	98,879
Newell Brands, Inc. (a)	5,717	81,124
NVR, Inc. (b)	44	147,142
Whirlpool Corp. (a)	818	119,003
		579,987
Internet & Direct Marketing Retail - 1.0%
Expedia, Inc.	1,807	239,861
MercadoLibre, Inc. (b)	553	343,645
The Booking Holdings, Inc. (b)	580	1,094,234
		1,677,740
Leisure Products - 0.1%
Hasbro, Inc. (a)	1,540	186,586
Multiline Retail - 0.1%
Kohl's Corp.	2,123	114,345
Macy's, Inc.	3,973	90,306
Nordstrom, Inc. (a)	1,519	50,294
		254,945
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	920	138,589
Best Buy Co., Inc.	3,122	238,927
CarMax, Inc. (a)(b)	2,193	192,458
Gap, Inc. (a)	2,910	56,745
L Brands, Inc.	2,975	77,201
Lowe's Companies, Inc.	10,314	1,045,840
Ross Stores, Inc.	4,775	506,293
The Home Depot, Inc.	14,541	3,107,266
Tiffany & Co., Inc. (a)	1,411	132,521
TJX Companies, Inc.	15,884	866,631
Tractor Supply Co.	1,550	168,656
Ulta Beauty, Inc. (b)	722	252,159
		6,783,286
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (b)	1,946	69,258
Hanesbrands, Inc. (a)	4,666	75,076
lululemon athletica, Inc. (b)	1,449	276,889
NIKE, Inc. Class B	16,204	1,394,030
PVH Corp.	978	86,964
Tapestry, Inc.	3,712	114,812
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	2,466	56,891
Class C (non-vtg.) (b)	2,430	49,426
VF Corp.	4,331	378,486
		2,501,832

TOTAL CONSUMER DISCRETIONARY		18,120,952

CONSUMER STAPLES - 7.2%
Beverages - 3.0%
PepsiCo, Inc.	18,080	2,310,805
The Coca-Cola Co.	52,279	2,751,444
		5,062,249
Food Products - 0.7%
Bunge Ltd.	1,812	105,875
Campbell Soup Co. (a)	2,135	88,261
General Mills, Inc.	7,683	408,044
Hormel Foods Corp. (a)	3,789	155,311
Kellogg Co. (a)	3,323	193,465
McCormick & Co., Inc. (non-vtg.)	1,579	250,335
		1,201,291
Household Products - 3.2%
Clorox Co.	1,651	268,453
Colgate-Palmolive Co.	10,536	755,853
Kimberly-Clark Corp.	4,434	601,472
Procter & Gamble Co.	32,197	3,800,534
		5,426,312
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	2,809	517,390

TOTAL CONSUMER STAPLES		12,207,242

ENERGY - 4.0%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	6,610	167,828
National Oilwell Varco, Inc.	4,945	117,790
Schlumberger Ltd.	17,839	713,025
TechnipFMC PLC	5,508	151,690
		1,150,333
Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.	4,818	117,656
Cheniere Energy, Inc. (b)	2,986	194,538
Cimarex Energy Co.	1,287	65,212
ConocoPhillips Co.	14,607	862,982
Devon Energy Corp.	5,606	151,362
Hess Corp.	3,516	227,977
Kinder Morgan, Inc.	26,234	540,945
Marathon Oil Corp.	10,504	147,791
Marathon Petroleum Corp.	8,674	489,127
Noble Energy, Inc. (a)	6,206	137,028
Occidental Petroleum Corp.	9,652	495,727
ONEOK, Inc.	5,303	371,634
Phillips 66 Co.	5,872	602,232
Pioneer Natural Resources Co.	2,170	299,547
Targa Resources Corp. (a)	2,944	114,551
The Williams Companies, Inc.	15,597	384,310
Valero Energy Corp.	5,378	458,475
		5,661,094

TOTAL ENERGY		6,811,427

FINANCIALS - 12.8%
Banks - 3.1%
BB&T Corp.	9,822	506,128
CIT Group, Inc.	1,301	65,766
Citizens Financial Group, Inc.	5,925	220,766
Comerica, Inc.	2,050	150,060
East West Bancorp, Inc.	1,872	89,875
Fifth Third Bancorp	10,413	309,162
First Republic Bank	2,151	213,723
Huntington Bancshares, Inc.	13,471	191,962
KeyCorp	12,984	238,516
M&T Bank Corp.	1,693	278,075
Peoples United Financial, Inc.	5,360	88,011
PNC Financial Services Group, Inc.	5,877	839,823
Regions Financial Corp.	13,191	210,133
Signature Bank	709	90,369
SunTrust Banks, Inc.	5,703	379,820
SVB Financial Group (b)	676	156,812
U.S. Bancorp	19,557	1,117,683
Zions Bancorp NA	2,379	107,222
		5,253,906
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	661	56,707
Ameriprise Financial, Inc.	1,738	252,896
Bank of New York Mellon Corp.	11,068	519,311
BlackRock, Inc. Class A	1,531	716,018
Cboe Global Markets, Inc.	1,424	155,657
Charles Schwab Corp.	15,450	667,749
CME Group, Inc.	4,607	895,693
E*TRADE Financial Corp.	3,169	154,616
FactSet Research Systems, Inc. (a)	491	136,154
Franklin Resources, Inc. (a)	3,906	127,453
IntercontinentalExchange, Inc.	7,322	643,311
Invesco Ltd. (a)	5,045	96,814
KKR & Co. LP (a)	6,237	166,840
Moody's Corp.	2,215	474,763
Northern Trust Corp.	2,675	262,150
Raymond James Financial, Inc.	1,633	131,734
S&P Global, Inc.	3,201	784,085
State Street Corp.	4,879	283,421
T. Rowe Price Group, Inc.	3,046	345,386
TD Ameritrade Holding Corp. (a)	3,600	183,960
The NASDAQ OMX Group, Inc.	1,478	142,435
		7,197,153
Consumer Finance - 1.3%
Ally Financial, Inc.	5,174	170,276
American Express Co.	9,228	1,147,686
Capital One Financial Corp.	6,025	556,831
Discover Financial Services	4,231	379,690
		2,254,483
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. (a)	3,810	85,649
Voya Financial, Inc.	1,877	105,431
		191,080
Insurance - 4.0%
Allstate Corp.	4,274	459,028
American Financial Group, Inc.	982	100,537
American International Group, Inc.	11,193	626,696
Aon PLC	3,090	584,783
Arch Capital Group Ltd. (b)	5,156	199,486
Arthur J. Gallagher & Co.	2,382	215,404
Assurant, Inc.	797	90,348
Chubb Ltd.	5,899	901,603
Erie Indemnity Co. Class A	323	71,955
Hartford Financial Services Group, Inc.	4,629	266,769
Lincoln National Corp.	2,627	171,648
Loews Corp.	3,608	193,172
Marsh & McLennan Companies, Inc.	6,501	642,299
Principal Financial Group, Inc.	3,586	208,131
Progressive Corp.	7,517	608,727
Prudential Financial, Inc.	5,265	533,397
Reinsurance Group of America, Inc.	807	125,827
The Travelers Companies, Inc.	3,390	497,042
Willis Group Holdings PLC	1,662	324,456
		6,821,308

TOTAL FINANCIALS		21,717,930

HEALTH CARE - 13.1%
Biotechnology - 3.5%
AbbVie, Inc.	18,988	1,264,981
Amgen, Inc.	8,010	1,494,506
Biogen, Inc. (b)	2,533	602,398
BioMarin Pharmaceutical, Inc. (b)	2,299	182,357
Celgene Corp. (b)	9,039	830,323
Gilead Sciences, Inc.	16,420	1,075,838
Vertex Pharmaceuticals, Inc. (b)	3,292	548,513
		5,998,916
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (b)	979	204,689
Becton, Dickinson & Co.	3,464	875,699
Dentsply Sirona, Inc.	2,868	156,163
DexCom, Inc. (b)	1,159	181,812
Edwards Lifesciences Corp. (b)	2,675	569,374
Hologic, Inc. (b)	3,430	175,788
IDEXX Laboratories, Inc. (b)	1,108	312,511
ResMed, Inc.	1,846	237,580
STERIS PLC	1,085	161,513
Varian Medical Systems, Inc. (b)	1,169	137,206
		3,012,335
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	2,039	177,699
Cardinal Health, Inc.	3,839	175,557
Centene Corp. (b)	5,321	277,171
Cigna Corp.	4,892	831,249
HCA Holdings, Inc.	3,526	470,756
Henry Schein, Inc. (a)(b)	1,942	129,221
Humana, Inc.	1,745	517,829
Laboratory Corp. of America Holdings (b)	1,270	212,750
Quest Diagnostics, Inc.	1,729	176,496
		2,968,728
Health Care Technology - 0.2%
Cerner Corp.	4,179	299,425
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	4,091	283,956
IQVIA Holdings, Inc. (b)	2,165	344,603
Mettler-Toledo International, Inc. (b)	319	241,403
Waters Corp. (b)	921	193,926
		1,063,888
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	21,020	933,498
Jazz Pharmaceuticals PLC (b)	724	100,911
Johnson & Johnson	34,280	4,463,942
Merck & Co., Inc.	33,228	2,757,592
Perrigo Co. PLC	1,641	88,630
Zoetis, Inc. Class A	6,166	708,412
		9,052,985

TOTAL HEALTH CARE		22,396,277

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.3%
Arconic, Inc.	5,625	140,850
TransDigm Group, Inc. (b)	613	297,575
		438,425
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (a)	1,757	147,114
Expeditors International of Washington, Inc.	2,205	168,352
United Parcel Service, Inc. Class B	8,960	1,070,451
		1,385,917
Airlines - 0.1%
Delta Air Lines, Inc.	2,182	133,189
Southwest Airlines Co.	1,784	91,930
		225,119
Building Products - 0.6%
Allegion PLC	1,213	125,594
Fortune Brands Home & Security, Inc.	1,817	99,826
Johnson Controls International PLC	10,248	434,925
Lennox International, Inc. (a)	461	118,237
Masco Corp.	3,783	154,233
Owens Corning	1,414	82,012
		1,014,827
Commercial Services & Supplies - 0.5%
Copart, Inc. (b)	2,646	205,144
Waste Management, Inc.	5,456	638,352
		843,496
Electrical Equipment - 0.5%
Acuity Brands, Inc.	515	69,123
Eaton Corp. PLC	5,451	448,018
Rockwell Automation, Inc.	1,539	247,440
Sensata Technologies, Inc. PLC (b)	2,109	100,030
		864,611
Industrial Conglomerates - 1.1%
3M Co.	7,412	1,295,025
Roper Technologies, Inc.	1,334	485,109
		1,780,134
Machinery - 2.8%
Caterpillar, Inc.	7,409	975,543
Cummins, Inc.	1,925	315,700
Deere & Co.	3,912	648,023
Dover Corp.	1,858	179,947
Flowserve Corp.	1,693	84,701
IDEX Corp.	972	163,510
Illinois Tool Works, Inc.	4,224	651,468
Ingersoll-Rand PLC	3,118	385,572
PACCAR, Inc.	4,464	313,105
Parker Hannifin Corp.	1,667	291,858
Pentair PLC	2,073	80,453
Snap-On, Inc. (a)	714	108,964
Stanley Black & Decker, Inc.	1,950	287,801
WABCO Holdings, Inc. (b)	662	87,655
Xylem, Inc.	2,302	184,828
		4,759,128
Professional Services - 0.3%
IHS Markit Ltd. (b)	4,885	314,692
Manpower, Inc.	780	71,253
Nielsen Holdings PLC	4,582	106,119
Robert Half International, Inc.	1,537	92,850
		584,914
Road & Rail - 1.9%
AMERCO	112	43,344
CSX Corp.	9,977	702,381
Kansas City Southern	1,302	161,109
Norfolk Southern Corp.	3,444	658,217
Union Pacific Corp.	9,305	1,674,435
		3,239,486
Trading Companies & Distributors - 0.3%
Fastenal Co.	7,383	227,396
United Rentals, Inc. (b)	1,022	129,334
W.W. Grainger, Inc.	612	178,110
		534,840

TOTAL INDUSTRIALS		15,670,897

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.2%
Motorola Solutions, Inc.	2,111	350,342
Electronic Equipment & Components - 0.5%
Dell Technologies, Inc. (b)	1,994	115,134
Keysight Technologies, Inc. (b)	2,418	216,459
TE Connectivity Ltd.	4,362	403,049
Trimble, Inc. (b)	3,242	137,007
		871,649
IT Services - 6.6%
Accenture PLC Class A	8,206	1,580,311
Cognizant Technology Solutions Corp. Class A	7,407	482,492
IBM Corp.	11,455	1,698,089
Jack Henry & Associates, Inc.	997	139,281
MasterCard, Inc. Class A	11,750	3,199,173
The Western Union Co. (a)	5,547	116,487
Visa, Inc. Class A (a)	22,528	4,009,984
		11,225,817
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	12,221	603,351
Intel Corp.	57,882	2,925,935
Lam Research Corp.	1,964	409,710
Marvell Technology Group Ltd. (a)	8,043	211,209
NVIDIA Corp.	7,410	1,250,215
Texas Instruments, Inc.	12,078	1,509,871
		6,910,291
Software - 10.7%
Adobe, Inc. (b)	6,279	1,876,542
Autodesk, Inc. (b)	2,822	440,712
Cadence Design Systems, Inc. (b)	3,615	267,185
Citrix Systems, Inc.	1,674	157,758
Intuit, Inc.	3,336	925,106
Microsoft Corp.	93,818	12,784,566
Salesforce.com, Inc. (b)	9,850	1,521,825
VMware, Inc. Class A	1,055	184,087
		18,157,781
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	17,734	254,838
HP, Inc.	19,746	415,456
		670,294

TOTAL INFORMATION TECHNOLOGY		38,186,174

MATERIALS - 2.8%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (b)	2,723	80,682
Celanese Corp. Class A	1,651	185,193
Ecolab, Inc.	3,346	674,989
International Flavors & Fragrances, Inc. (a)	1,305	187,907
Linde PLC	7,093	1,356,749
PPG Industries, Inc.	3,038	356,631
Sherwin-Williams Co.	1,074	551,005
The Mosaic Co.	4,682	117,940
		3,511,096
Containers & Packaging - 0.4%
Avery Dennison Corp.	1,078	123,830
Ball Corp. (a)	4,090	292,353
International Paper Co.	4,898	215,071
		631,254
Metals & Mining - 0.3%
Newmont Goldcorp Corp.	10,527	384,446
Nucor Corp.	3,935	213,985
		598,431

TOTAL MATERIALS		4,740,781

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	1,453	212,661
American Tower Corp.	5,677	1,201,367
Boston Properties, Inc.	1,990	264,571
Camden Property Trust (SBI)	1,237	128,289
Duke Realty Corp.	4,600	153,318
Equinix, Inc.	1,039	521,682
Federal Realty Investment Trust (SBI)	963	127,126
HCP, Inc.	6,149	196,338
Host Hotels & Resorts, Inc.	9,534	165,796
Iron Mountain, Inc.	3,694	108,641
Liberty Property Trust (SBI)	1,913	100,050
Prologis, Inc.	8,114	654,070
SBA Communications Corp. Class A	1,447	355,108
The Macerich Co.	1,436	47,460
UDR, Inc.	3,556	163,789
Welltower, Inc.	4,975	413,522
Weyerhaeuser Co.	9,614	244,292
		5,058,080
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	4,175	221,317
Jones Lang LaSalle, Inc.	666	97,030
		318,347

TOTAL REAL ESTATE		5,376,427

UTILITIES - 3.2%
Electric Utilities - 1.2%
Alliant Energy Corp.	3,036	150,403
Edison International	4,194	312,621
Eversource Energy	4,078	309,357
Pinnacle West Capital Corp.	1,457	132,908
Southern Co.	13,308	747,910
Xcel Energy, Inc.	6,616	394,380
		2,047,579
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	8,535	143,303
Multi-Utilities - 1.7%
CMS Energy Corp.	3,641	211,979
Consolidated Edison, Inc.	4,133	351,140
Dominion Resources, Inc.	10,287	764,221
DTE Energy Co.	2,341	297,565
NiSource, Inc.	4,780	141,918
Public Service Enterprise Group, Inc. (a)	6,505	371,761
Sempra Energy	3,527	477,662
WEC Energy Group, Inc.	4,062	347,139
		2,963,385
Water Utilities - 0.2%
American Water Works Co., Inc.	2,326	266,978

TOTAL UTILITIES		5,421,245

TOTAL COMMON STOCKS
(Cost $154,580,251)		169,693,909
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19 (c)
(Cost $29,917)	30,000	29,932
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund 2.43% (d)	1,334,052	$1,334,319
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	8,903,407	8,904,297
TOTAL MONEY MARKET FUNDS
(Cost $10,238,616)		10,238,616
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $164,848,784)		179,962,457
NET OTHER ASSETS (LIABILITIES) - (5.7)%(f)		(9,736,708)
NET ASSETS - 100%		$170,225,749

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Sept. 2019	$447,345	$8,152	$8,152

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,932.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $8,175 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,213
Fidelity Securities Lending Cash Central Fund	1,787
Total	$16,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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